Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	$ (2,748)	$ (2,525)
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	(892)	(2,323)
Eventer [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	(1,112)	(202)
Jeff Brands [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	(795)
Gerd IP [Member]
Interest in Other Entities (Details) - Schedule of profit (loss) attributed to non-controlling interest [Line Items]
Profit (loss) attributed to non-controlling interest	$ 51